Business Acquisitions and Divestitures - Fair values of the identifiable assets and liabilities of the acquired entity in the business combination (Details) - CAD ($) $ in Millions	Nov. 05, 2021	May 19, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Right-of-use assets			$ 95	$ 141	$ 146
North Carolina Solar
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 4
Accounts receivable	4
Property, plant and equipment	146
Right-of-use assets	13
Accounts payable and accrued liabilities	(4)
Lease liabilities	(13)
Tax equity liability	(20)
Deferred taxes	(3)
Decommissioning provisions	(4)
Net assets acquired	123
Aggregate value of business combination	120
Working capital consideration	3
Consideration received	$ 123
Ada Facility
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 1
Accounts receivable		3
Property, plant and equipment		1
Intangible assets		37
Inventory recognised as of acquisition date		1
Prepaid Expense Recognised As Of Acquisition Date		1
Current Derivative Financial Liabilities Recognised As Of Acquisition Date		(5)
Decommissioning provisions		(1)
Net assets acquired		38
Aggregate value of business combination		32
Working capital consideration		6
Consideration received		$ 38